NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

HIGH YIELD FUND

(THE “FUNDS”)

SUPPLEMENT DATED AUGUST 1, 2013

TO THE PROSPECTUS DATED JANUARY 28, 2013, AS AMENDED

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 28, 2013, and other supplements.

Effective as of July 29, 2013, the address for the offices of Nomura Asset Management U.S.A. Inc. (“NAM USA”) and Nomura Corporate Research and Asset Management Inc. (“NCRAM”) has changed from Two World Financial Center, Building B, New York, New York 10281 to Worldwide Plaza, 309 West 49th Street, New York, New York 10019.

The disclosure below replaces similar disclosure contained within the section entitled “Management of the Funds” on page 64 of the Prospectus:

The Investment Advisor

Effective November 1, 2008, NAM USA became the investment advisor for The Japan Fund. Effective December 22, 2008, NAM USA became the investment advisor for each of the other Funds except for High Yield Fund. NAM USA became the investment adviser for the High Yield Fund on December 10, 2012. NAM USA, a New York corporation with its office located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019, is a wholly-owned subsidiary of NAM Tokyo. NAM USA specializes in providing investment management services to segregated institutional client portfolios and investment vehicles. Its client base includes well known U.S. and Canadian pension plans and investment funds, including two U.S. registered closed-end funds, operating in North America and/or Japan. NAM USA had approximately $1.7 billion in assets under management as of December 31, 2012. NAM USA was established in 1997 through the merger of Nomura Capital Management, Inc. and Nomura Asset Management (U.S.A.) Inc. Nomura Capital Management, Inc. was originally organized in 1976.

The disclosure below replaces similar disclosure contained within the section entitled “Management of the Funds – The
Sub-Advisors” on page 65 of the Prospectus:

Nomura Corporate Research and Asset Management Inc.

In accordance with the terms of the applicable Investment Advisory Agreement, NAM USA has retained NCRAM to act as a sub-advisor for the High Yield Fund. Pursuant to the sub-advisory agreement between NAM USA and NCRAM, NCRAM has agreed to exercise investment discretion, including investment selection and order placement responsibility, with respect to the portfolio of the High Yield Fund. NCRAM is a Delaware corporation with its principal office located at Worldwide Plaza, 309 West

49th Street, New York, New York 10019. It is 99% owned by Nomura Holding America Inc. Nomura Holdings, Inc., the ultimate parent company located in Tokyo, Japan, owns the remaining 1%. NCRAM provides investment advisory services to institutional clients and collective investment vehicles. Its client base includes institutions and pooled investment vehicles. NCRAM commenced operations in 1991. Accounts managed by NCRAM had combined assets under management as of December 31, 2012, of approximately $19.71 billion.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

THE JAPAN FUND

ASIA PACIFIC EX JAPAN FUND

INDIA FUND

GREATER CHINA FUND

GLOBAL EQUITY INCOME FUND

GLOBAL EMERGING MARKETS FUND

INTERNATIONAL EQUITY FUND

HIGH YIELD FUND

(THE “FUNDS”)

SUPPLEMENT DATED AUGUST 1, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 28, 2013, AS AMENDED

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 28, 2013, and other supplements.

Effective as of July 29, 2013, the address for the offices of Nomura Asset Management U.S.A. Inc. (“NAM USA”) and Nomura Corporate Research and Asset Management Inc. (“NCRAM”) has changed from Two World Financial Center, Building B, New York, New York 10281 to Worldwide Plaza, 309 West 49th Street, New York, New York 10019.

The disclosure below replaces similar disclosure on page 26 of the SAI within the section entitled “THE INVESTMENT ADVISOR AND THE SUB-ADVISORS”:

Effective November 1, 2008, NAM USA became the investment advisor for The Japan Fund. Effective December 22, 2008, NAM USA became the investment advisor to each of the Asia Pacific ex Japan Fund, the India Fund, the Greater China Fund, the Global Equity Income Fund, the Global Emerging Markets Fund, and the International Equity Fund. Effective December 10, 2012, NAM USA became the investment advisor for the High Yield Fund. NAM USA, a New York corporation with its office located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019, is a wholly-owned subsidiary of Nomura Asset Management Co., Ltd. (“NAM Tokyo”). NAM USA provides global investment advisory services for North American institutional clients and pooled investment vehicles.

The disclosure below replaces similar disclosure on page 27 of the SAI within the section entitled “THE INVESTMENT ADVISOR AND THE SUB-ADVISORS”:

NCRAM, a Delaware corporation with its principal office located at Worldwide Plaza, 309 West 49th Street, New York, New York 10019, provides investment advisory services to institutional clients and collective investment vehicles. It is 99% owned by Nomura Holding America Inc. Nomura Holdings, Inc., the ultimate parent company located in Tokyo, Japan, owns the remaining 1%. NCRAM had approximately $19.71 billion in assets under management as of December 31, 2012.

INVESTMENT COMPANY ACT FILE NO: 811-01090